ORGANIZATION AND NATURE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Clean Vision Corporation (“Clean Vision,” “we,” “us,” or the “Company”) is a new entrant in the clean energy and waste-to-energy industries focused on clean technology and sustainability opportunities.  Currently, we are focused on providing a solution to the plastic and tire waste problem by recycling the waste and converting it into saleable byproducts, such as hydrogen and other clean-burning fuels that can be used to generate clean energy. Using a technology known as pyrolysis, which heats the feedstock (i.e., plastic) at high temperatures in the absence of oxygen so that the material does not burn, we are able to turn the feedstock into (i) low sulfur fuel, (ii) clean hydrogen and (iii) carbon black or char (char is created when plastic is used as feedstock). Our goal is to generate revenue from three sources: (i) service revenue from the recycling services we provide (ii) revenue generated from the sale of the byproducts; and (iii) revenue generated from the sale of fuel cell equipment.  Our mission is to aid in solving the problem of cost-effectively upcycling the vast amount of waste plastic generated on land before it flows into the world’s oceans.

We currently operate through our wholly-owned subsidiary, Clean-Seas, Inc. (“Clean-Seas”), which we acquired on May 19, 2020. Clean-Seas acquired its first pyrolysis unit in November 2021 for use in a pilot project in India, which began operations in early May 2022. On April 23, 2023, Clean-Seas completed its acquisition of a fifty-one percent (51%) interest in Eco Synergie S.A.R.L., a limited liability company organized under the laws of Morocco, which changed its name to Clean-Seas Morocco, LLC (“Clean-Seas Morocco”) on such date. Clean-Seas Morocco began operations at its pyrolysis facility in Agadir, Morocco, in April 2023, which currently has capacity to convert 20 tons per day of waste plastic.

We believe that our projects in India and Morocco will showcase our ability to pyrolyze waste plastic (using pyrolysis), which will generate three byproducts: (i) low sulfur fuel, (ii) clean hydrogen, AquaHtm, and (iii) char. We intend to sell the majority of the byproducts, while retaining a small amount of the low sulfur fuels and/or hydrogen to power our facilities and equipment. To date, our operations in India have not generated any revenue. However, since commencing operations at our Morocco facility in April 2023, Clean-Seas Morocco has generated $161,297 in revenue, with a gross margin of $127,435 from the provision of pyrolysis services and its sale of byproducts.

Clean-Seas India Private Limited was incorporated on November 17, 2021 as a wholly owned subsidiary of Clean-Seas.

Clean-Seas, Abu Dhabi PVT. LTD was incorporated in Abu Dhabi on December 9, 2021 as a wholly owned subsidiary of the Company. On January 19, 2022, the Company changed the name of its wholly owned subsidiary, Clean-Seas, Abu Dhabi PVT. LTD, to Clean-Seas Group. As of July 4, 2022, the Clean-Seas Group ceased operations and is in the process of dissolving.

Endless Energy, Inc. (“Endless Energy”) was incorporated in Nevada on December 10, 2021 as a wholly owned subsidiary of the Company. EndlessEnergy does not currently have any operations, but it was incorporated for the purpose of investing in wind and solar energy projects.

EcoCell, Inc. ("EcoCell”) was incorporated on March 4, 2022 as a wholly owned subsidiary of the Company. EcoCell does not currently have any operations, but we intend to use EcoCell for the purpose of licensing fuel cell patented technology.

Clean-Seas Arizona, Inc. ("Clean-Seas Arizona”) was incorporated in Arizona on September 19, 2022 as a wholly owned subsidiary of Clean-Seas. Clean-Seas Arizona was formed pursuant to a Memorandum of Understanding (the “MOU”) signed on November 4, 2022 with Arizona State University and the Rob and Melani Walton Sustainability Solution Service. Pursuant to the MOU, the parties intend to establish a 100 ton per day waste plastic to clean hydrogen conversion facility in Arizona.

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Clean Vision Corporation (“Clean Vision,” “we,” “us,” or the “Company”) is a new entrant in the clean energy and waste-to-energy industries focused on clean technology and sustainability opportunities. Currently, we are focused on providing a solution to the plastic and tire waste problem by recycling the waste and converting it into saleable byproducts, such as hydrogen and other clean-burning fuels that can be used to generate clean energy. Using a technology known as pyrolysis, which heats the feedstock (i.e., plastic or tires) at high temperatures in the absence of oxygen so that the material does not burn, we are able to turn the feedstock into i) low sulfur fuel, ii) clean hydrogen and iii) carbon black or char (char is created in the pyrolysis of plastic, while carbon black is created when tires are pyrolyzed). We intend to generate revenue from three sources: service revenue from the recycling services we provide, revenue generated from the sale of the byproducts, and revenue generated from the sale of fuel cell equipment. Our mission is to aid in solving the problem of cost-effectively upcycling the vast amount of waste plastic generated on land before it flows into the world’s oceans, as well as to reduce the amount of tire waste.

We currently operate through our wholly-owned subsidiary, Clean-Seas, Inc. (“Clean-Seas”), which we acquired on May 19, 2020. Clean-Seas acquired its first pyrolysis unit in November 2021 for use in a pilot project in India, which began operations in early May 2022. We believe that this pilot project will showcase our ability to pyrolyze waste plastic (using pyrolysis), which will generate three byproducts: i) low sulfur fuel, ii) clean hydrogen, AquaHtm, and iii) char. We intend to sell the majority of the byproducts, while retaining a small amount of the low sulfur fuels and/or hydrogen to power our facilities and equipment. To date we have not generated any revenue from the provision of pyrolysis services nor have we generated any revenue from the sale of byproducts from our operations in India or fuel cell equipment and we do not currently have any contracts in place to sell these byproducts or fuel cell equipment. However, we believe that there is a strong market for low sulfur fuel and clean hydrogen, upon which we intend to focus our byproduct sales.

Clean-Seas, Inc. is Clean Vision Corporation’s first investment within its newly expanded scope. The acquisition of 100% of Clean Seas is Clean Vision Corporation’s first entrance into the clean energy space. Clean Seas has made significant progress in identifying and developing a new business model around the clean energy and waste to energy sectors. Clean Vision Corporation’s management team will incorporate the two companies into a single-minded, clean energy-focused entity.

Clean-Seas India Private Limited which was incorporated on November 17, 2021, as a wholly owned subsidiary of Clean-Seas, Inc.

Clean-Seas, Abu Dhabi PVT. LTD was incorporated in Abu Dhabi on December 9, 2021, as a wholly owned subsidiary of the Company. On January 19, 2022, the Company changed the name of its wholly owned subsidiary, Clean-Seas, Abu Dhabi PVT. LTD, to Clean-Seas Group. As of July 4, 2022, the Company ceased operations and is in the process of dissolving the corporation.

EndlessEnergy was incorporated in Nevada on December 10, 2021, as a wholly owned subsidiary of the Company. EndlessEnergy does not currently have any operations, but it was incorporated for the purpose of investing in wind and solar energy projects.

EcoCell was incorporated on March 4, 2022, as a wholly owned subsidiary of CVC. EcoCell does not currently have any operations, but we intend to use EcoCell for the purpose of licensing fuel cell patented technology.

Clean-Seas Arizona was incorporated on September 19, 2022, as a wholly owned subsidiary of Clean-Seas.

Clean-Seas, Inc. has established Clean-Seas Arizona as a joint venture pursuant to a Memorandum of Understanding (the “MOU”) signed on November 4, 2022, with Arizona State University and the Rob and Melani Walton Sustainability Solution Service. Pursuant to the MOU, the parties intend to establish a 100 ton per day waste plastic to clean hydrogen conversion facility in Arizona.